Annual Fund Operating Expenses	Aug. 28, 2026
Grandeur Peak Emerging Markets Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2027
Grandeur Peak Emerging Markets Opportunities Fund | Investor Class GPEOX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	2.10%
Fee Waiver or Reimbursement	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	1.95%	[2]
Grandeur Peak Emerging Markets Opportunities Fund | Institutional Class GPEIX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	1.70%	[2]
Grandeur Peak Global Contrarian Fund | Institutional Class GPGCX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.21%
Grandeur Peak Global Explorer Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2027
Grandeur Peak Global Explorer Fund | Institutional Class GPGEX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.32%
Expenses (as a percentage of Assets)	2.12%
Fee Waiver or Reimbursement	(1.02%)	[3]
Net Expenses (as a percentage of Assets)	1.10%	[4]
Grandeur Peak Global Micro Cap Fund | Institutional Class GPMCX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Net Expenses (as a percentage of Assets)	2.00%
Grandeur Peak Global Opportunities Fund | Investor Class GPGOX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.65%	[5]
Grandeur Peak Global Opportunities Fund | Institutional Class GPGIX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.40%	[5]
Grandeur Peak Global Reach Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2027
Grandeur Peak Global Reach Fund | Investor Class GPROX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.74%
Fee Waiver or Reimbursement	(0.24%)	[6]
Net Expenses (as a percentage of Assets)	1.50%	[7]
Grandeur Peak Global Reach Fund | Institutional Class GPRIX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.24%)	[6]
Net Expenses (as a percentage of Assets)	1.25%	[7]
Grandeur Peak Global Stalwarts Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2027
Grandeur Peak Global Stalwarts Fund | Investor Class GGSOX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	(0.08%)	[8]
Net Expenses (as a percentage of Assets)	1.35%	[9]
Grandeur Peak Global Stalwarts Fund | Institutional Class GGSYX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.07%)	[8]
Net Expenses (as a percentage of Assets)	1.10%	[9]
Grandeur Peak International Contrarian Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2027
Grandeur Peak International Contrarian Fund | Institutional Class GPICX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%	[10]
Expenses (as a percentage of Assets)	1.53%
Fee Waiver or Reimbursement	(0.18%)	[11]
Net Expenses (as a percentage of Assets)	1.35%
Grandeur Peak International Opportunities Fund | Investor Class GPIOX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.71%	[12]
Grandeur Peak International Opportunities Fund | Institutional Class GPIIX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.46%	[12]
Grandeur Peak International Stalwarts Fund | Investor Class GISOX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.18%	[13]
Grandeur Peak International Stalwarts Fund | Institutional Class GISYX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.93%	[13]
Grandeur Peak US Stalwarts Fund | Institutional Class GUSYX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.03%	[14]
Expenses (as a percentage of Assets)	0.96%	[15]

[1]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding (i) any front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses,(iv)borrowing costs (such as interest and dividend expense on securities sold short), (v) taxes, and (vi) extraordinary expenses such as litigation expenses (which may include indemnification of the Fund’s officers and Trustees and contractual indemnification of the Fund’s service providers (other than the Adviser))) to 1.95% and 1.70% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through September 1, 2027. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to September 1, 2027, except with the approval of the Trust’s Board of Trustees.
[2]	Restated to reflect current fees.
[3]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) borrowing costs (such as interest and dividend expense on securities sold short), (v) taxes, and extraordinary expenses such as litigation expenses(which may include indemnification of the Fund’s officers and Trustees and contractual indemnification of the Fund’s service providers (other than the Adviser))) to 1.10% of the Fund’s average daily net assets for the Fund’s Institutional Class Shares. This agreement (the “Expense Agreement”) is in effect through September 1, 2027. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to September 1, 2027, except with the approval of the Trust’s Board of Trustees
[4]	Restated to reflect current fees.
[5]	Restated to reflect current fees.
[6]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding (i) any front-end or contingent deferred loads,(2) brokerage fees and commissions, (iii) acquired fund fees and expenses,(iv) borrowing costs (such as interest and dividend expense on securities sold short), (v) taxes, and (vi) extraordinary expenses such as litigation expenses(which may include indemnification of the Fund’s officers and Trustees and contractual indemnification of the Fund’s service providers (other than the Adviser))) to 1.50% and 1.25% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through September 1, 2027. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to September 1, 2027, except with the approval of the Trust’s Board of Trustees.
[7]	Restated to reflect current fees.
[8]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding (i) any front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) borrowing costs (such as interest and dividend expense on securities sold short), (v) taxes, and (vi) extraordinary expenses such as litigation expenses (which may include indemnification of the Fund’s officers and Trustees and contractual indemnification of the Fund’s service providers (other than the Adviser))) to 1.35% and 1.10% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through September 1, 2027. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to September 1, 2027, except with the approval of the Trust’s Board of Trustees.
[9]	Restated to reflect current fees.
[10]	Estimated for the current year.
[11]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding (i) any front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) borrowing costs (such as interest and dividend expense on securities sold short), (v) taxes, and (vi) extraordinary expenses such as litigation expenses (which may include indemnification of the Fund’s officers and Trustees and contractual indemnification of the Fund’s service providers (other than the Adviser))) to 1.35% of the Fund’s average daily net assets for the Fund’s Institutional Class Shares. This agreement (the “Expense Agreement”) is in effect through September 1, 2027. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to September 1, 2027, except with the approval of the Trust’s Board of Trustees.
[12]	Restated to reflect current fees.
[13]	Restated to reflect current fees.
[14]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[15]	Restated to reflect current fees.